UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 1/17/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      801,757
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M CO COM                                COM            88579Y101    39538   483760 SH       SOLE                 483760      0    0
ADOBE SYSTEMS INC                        COM            00724F101    38932  1377165 SH       SOLE                1377165      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSOREDADR  SPONSORED ADR  03524A108    40360   661740 SH       SOLE                 661740      0    0
CHEESECAKE FACTORY                       COM            163072101    13793   469950 SH       SOLE                 469950      0    0
COCA COLA CO COM                         COM            191216100    18094   258595 SH       SOLE                 258595      0    0
DIAGEO PLC SPONSORED ADR NEW             SPONSORED ADR  25243Q205    36821   421195 SH       SOLE                 421195      0    0
DISCOVERY COMMUNICATIONS INC             COM            25470F104    21401   522365 SH       SOLE                 522365      0    0
EBAY INC                                 COM            278642103    60681  2000696 SH       SOLE                2000696      0    0
GOOGLE INC CLASS A                       COM            38259P508    52602    81440 SH       SOLE                  81440      0    0
HASBRO INC COM                           COM            418056107    38894  1219630 SH       SOLE                1219630      0    0
"INTL FLAVORS INTL FLAVORS & FRAGRANCES  COM            459506101    13473   257018 SH       SOLE                 257018      0    0
INC COM "
KELLOGG CO COM USD0.25                   COM            487836108    26863   531210 SH       SOLE                 531210      0    0
MC DONALDS CORP                          COM            580135101    13221   131775 SH       SOLE                 131775      0    0
MICROSOFT CORP NEW                       COM            594918104    56667  2182865 SH       SOLE                2182865      0    0
SCHWAB & CO.                             COM            808513105    18907  1679125 SH       SOLE                1679125      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL A    COM            808513105    54771  1291154 SH       SOLE                1291154      0    0
COM STK
STAPLES INC COM                          COM            855030102    15729  1132375 SH       SOLE                1132375      0    0
TARGET CORP COM STK                      COM            811065101    42426   828307 SH       SOLE                 828307      0    0
TIME WARNER INC USD0.01                  COM            887317303    56644  1567345 SH       SOLE                1567345      0    0
UNILEVER N V NEW YORK SHS NEW            SPONSORED ADR  887317105    35801  1041645 SH       SOLE                1041645      0    0
WALT DISNEY CO                           COM            904767704    50860  1356275 SH       SOLE                1356275      0    0
WESTERN UNION CO                         COM            959802109    39822  2180807 SH       SOLE                2180807      0    0
WILLIAMS SONOMA INC COM                  COM            969904101    15457   401488 SH       SOLE                 401488      0    0


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